Taxes on Income (Schedule of deferred income taxes) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Net operating loss carry forward	$ 78,927	$ 74,253
Temporary differences:
Allowance for credit loss	15,807	14,712
Research and development	8,151	7,335
Lease liabilities	3,645	3,614
Unrealized foreign exchange gains/losses	5,772	6,869
Vacation	1,070	1,103
Severance	809	1,170
Other	1,628	1,558
Deferred tax assets before valuation allowance	115,809	110,614
Valuation allowance	(109,104)	(104,707)
Deferred tax assets	6,705	5,907
Deferred tax liabilities:
Right-of-use lease assets	(3,717)	(3,799)
Intangible assets	(1,467)	(913)
Other including property and equipment, net	(1,521)	(1,195)
Total deferred tax liabilities	(6,705)	(5,907)
Deferred tax asset, net	$ 0	$ 0